UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q

                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-10207

                                  THE MDL FUNDS
               (Exact name of registrant as specified in charter)

                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-MDL-FUND

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2005

                   DATE OF REPORTING PERIOD: JANUARY 31, 2005

ITEM 1.   SCHEDULE OF INVESTMENTS



SCHEDULE OF INVESTMENTS
January 31, 2005                                                     (Unaudited)




                                Face
                               Amount        Value
MDL CORE BOND FUND             (000)         (000)
-----------------------------------------------------
 U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (36.7%)
 FHLMC
      5.500%, 07/01/19       $    929     $     959
      5.000%, 09/01/13            209           212
      5.000%, 07/01/19            213           217
 FNMA
      7.000%, 01/01/31             35            37
      7.000%, 05/01/32            129           137
      6.500%, 11/01/28             27            27
      6.500%, 07/01/31              2             2
      6.500%, 10/01/31             46            49
      6.500%, 02/01/32             61            64
      6.000%, 02/01/32             98           101
      6.000%, 11/01/32            126           131
      6.000%, 03/01/33            510           527
      6.000%, 01/01/34            384           397
      6.000%, 08/01/34            323           333
      5.000%, 11/01/12            123           126
      5.000%, 06/01/13            106           109
      5.000%, 08/01/13            118           121
      5.000%, 10/01/13            115           117
      4.500%, 11/01/10            238           239
 GNMA
      7.500%, 06/15/28              3             3
      7.500%, 09/15/29             51            55
      7.500%, 11/15/29              4             4
      7.500%, 03/15/31              4             5
      7.000%, 06/15/32             81            85
      7.000%, 07/15/32             63            67
      6.500%, 01/15/26              9            10
      6.500%, 04/15/26             10            11
      6.500%, 12/15/27              2             2
      6.500%, 06/15/28             36            37
      6.500%, 10/15/28             18            19
      6.500%, 04/15/29             20            21
      6.500%, 12/15/30            135           143
      6.500%, 07/15/31              7             7
      6.500%, 01/15/32            145           154
      6.500%, 03/15/32             66            69
      6.000%, 10/15/31            166           173
      6.000%, 01/15/32             13            13
      6.000%, 02/15/32            359           374
                                          ---------
 TOTAL U.S. GOVERNMENT MORTGAGE-
   BACKED OBLIGATIONS
   (Cost $5,086)                              5,157
                                          ---------
 U.S. TREASURY OBLIGATIONS (39.2%)
 U.S. Treasury Bond TIPS
      2.000%, 07/15/14            724           749
 U.S. Treasury Notes
      4.250%, 08/15/14          1,122         1,133
      4.250%, 11/15/14             25            25
      3.125%, 01/31/07          1,606         1,601
      3.000%, 02/15/09            693           678
      2.875%, 11/30/06            286           284
      2.500%, 09/30/06            693           685
      2.500%, 10/31/06            126           125


                                Face
                               Amount        Value
MDL CORE BOND FUND             (000)         (000)
-----------------------------------------------------
 U.S. TREASURY OBLIGATIONS (CONTINUED)
 U.S. Treasury Notes
      (continued)
      2.375%, 08/31/06       $    225     $     222
                                          ---------
 TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $5,541)                              5,502
                                          ---------
 U.S. GOVERNMENT AGENCY OBLIGATIONS (12.2%)
 FHLB
      3.500%, 08/15/06            285           285
 FHLMC
      4.750%, 10/11/12            364           364
      4.125%, 02/24/11            596           588
      3.250%, 11/02/07            145           144
 FNMA
      4.750%, 02/21/13            339           338
                                          ---------
 TOTAL U.S. GOVERNMENT AGENCY
   OBLIGATIONS
   (Cost $1,726)                              1,719
                                          ---------
 CORPORATE OBLIGATIONS (8.7%)
 American Express
      4.875%, 07/15/13            163           167
 CIT Group
      4.125%, 11/03/09            111           110
 DaimlerChrysler
      4.050%, 06/04/08             99            99
 Duke Energy
      5.300%, 10/01/15            177           183
 First Data
      3.900%, 10/01/09            130           129
 General Electric
      5.000%, 02/01/13            113           116
 General Electric, MTN
      4.375%, 11/21/11            139           138
 SLM, MTN
      5.050%, 11/14/14            124           126
 Unitedhealth Group
      4.125%, 08/15/09            154           153
                                          ---------
 TOTAL CORPORATE OBLIGATIONS
   (Cost $1,214)                              1,221
                                          ---------

SCHEDULE OF INVESTMENTS
January 31, 2005                                                     (Unaudited)




                                           Value
MDL CORE BOND FUND                         (000)
-----------------------------------------------------
 REPURCHASE AGREEMENT (2.5%)
 Morgan Stanley Dean Witter
      2.000%, dated 01/31/05,
      to be repurchased on
      02/01/05, repurchase
      price $354,550
      (collateralized by U.S.
      Treasury Bond, par
      value $232,929, 3.625%,
      04/15/08, total market
      value $364,005)
      (Cost $355)                 355           355
                                          ---------
 TOTAL INVESTMENTS (99.3%)
   (Cost $13,922)+                        $  13,954
                                          =========
PERCENTAGES ARE BASED ON NET ASSETS OF $14,052,791.

FHLB -- FEDERAL HOME LOAN BANK

FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION

FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION

GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION

MTN -- MEDIUM TERM NOTE

TIPS -- TREASURY INFLATION-PROTECTED SECURITY

+ AT JANUARY 31, 2005, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $13,921,683, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $93,947 AND $(61,616), RESPECTIVELY.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.




MDL-QH-001-0100

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


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


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 The MDL Funds


By (Signature and Title)*                    /s/ James F. Volk
                                             ------------------------
                                             James F. Volk
                                             President


Date March 15, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                    /s/ James F. Volk
                                             ------------------------
                                             James F. Volk
                                             President


Date March 15, 2005

By (Signature and Title)*                    /s/ Peter J. Golden
                                             ------------------------
                                             Peter J. Golden
                                             Controller & CFO


Date March 15, 2005

* Print the name and title of each signing officer under his or her signature.